Other Assets - Components of Other within Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 5,278	$ 3,634
Accrued interest receivable	4,097	2,726
Bank owned life insurance policies	6,306	4,509
Leased vehicles, net of accumulated amortization	124	263
Cash collateral	9,939	13,586
Due from clients, dealers and brokers	381	313
Insurance-related assets	3,161	2,575
Other employee future benefits assets	81	51
Precious metals	4,701	2,970
Total	35,293	31,894
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	1,046	1,179
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 1,225	$ 1,267